Property, Plant and Equipment and Right of-Use Assets - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Gross value Beginning	$ 13,357	$ 10,482
Accumulated depreciation beginning	(8,401)	(6,691)
Gross value,Additions	1,251	2,556
Gross value, Disposals	(3,285)	(111)
Gross value, Transfer from leases	96	498
Gross value, Exchange rate difference arising	127	(68)
Gross value ending	11,546	13,357
Accumulated depreciation, Additions	(1,806)	(1,388)
Accumulated depreciation, Disposals	3,195	108
Accumulated depreciation, Transfer from leases	(48)	(498)
Accumulated depreciation, Exchange rate difference arising	(123)	68
Accumulated depreciation, ending	(7,138)	(8,401)
Net value	4,363	4,956
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross value Beginning	8,816	7,068
Accumulated depreciation beginning	(6,178)	(5,184)
Gross value,Additions	613	1,312
Gross value, Disposals	(2,441)
Gross value, Transfer from leases	96	498
Gross value, Exchange rate difference arising	110	(62)
Gross value ending	7,194	8,816
Accumulated depreciation, Additions	(746)	(558)
Accumulated depreciation, Disposals	2,365
Accumulated depreciation, Transfer from leases	(48)	(498)
Accumulated depreciation, Exchange rate difference arising	(107)	62
Accumulated depreciation, ending	(4,714)	(6,178)
Net value	2,480	2,638
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross value Beginning	867	669
Accumulated depreciation beginning	(480)	(380)
Gross value,Additions	10	200
Gross value, Disposals	(73)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising	4	(2)
Gross value ending	808	867
Accumulated depreciation, Additions	(108)	(102)
Accumulated depreciation, Disposals	73
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising	(4)	2
Accumulated depreciation, ending	(519)	(480)
Net value	289	387
IT equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross value Beginning	877	687
Accumulated depreciation beginning	(475)	(357)
Gross value,Additions	247	303
Gross value, Disposals	(214)	(111)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising	7	(2)
Gross value ending	917	877
Accumulated depreciation, Additions	(252)	(228)
Accumulated depreciation, Disposals	210	108
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising	(6)	2
Accumulated depreciation, ending	(523)	(475)
Net value	394	402
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross value Beginning	2,797	2,058
Accumulated depreciation beginning	(1,268)	(770)
Gross value,Additions	381	741
Gross value, Disposals	(557)
Gross value, Transfer from leases
Gross value, Exchange rate difference arising	6	(2)
Gross value ending	2,627	2,797
Accumulated depreciation, Additions	(700)	(500)
Accumulated depreciation, Disposals	547
Accumulated depreciation, Transfer from leases
Accumulated depreciation, Exchange rate difference arising	(6)	2
Accumulated depreciation, ending	(1,427)	(1,268)
Net value	$ 1,200	$ 1,529